SHAREHOLDERS' EQUITY - Warrants Outstanding and Exercisable (Details)	12 Months Ended
Mar. 31, 2022 $ / shares shares
Warrants
Warrants outstanding, as of March 31, 2021 | shares	0
Issued | shares	6,340,000
Warrants outstanding, as of March 31, 2022 | shares	6,340,000
Warrants exercisable, as of March 31, 2022 | shares	6,340,000
Weighted Average Exercise Price
Warrants outstanding, as of March 31, 2021 | $ / shares	$ 0
Issued | $ / shares	3.0
Warrants outstanding, as of March 31, 2022 | $ / shares	3.0
Warrants exercisable, as of March 31, 2022 | $ / shares	$ 3.0